Fair Value Measurements - Assets and Liabilities Measured on a Recurring Basis (Details) - Recurring Basis [Member] - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash equivalents	$ 74	$ 16
Restricted cash equivalents	30	3
Interest rate swaps	2	14
Total assets	106	33
Liabilities:
Interest rate swaps	11	2
Total liabilities	11	2
Level 1 [Member]
Assets:
Cash equivalents	74	16
Restricted cash equivalents	30	3
Interest rate swaps	0	0
Total assets	104	19
Liabilities:
Interest rate swaps	0	0
Total liabilities	0	0
Level 2 [Member]
Assets:
Cash equivalents	0	0
Restricted cash equivalents	0	0
Interest rate swaps	2	14
Total assets	2	14
Liabilities:
Interest rate swaps	11	2
Total liabilities	$ 11	$ 2